PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:-	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost:
Computers, software and related equipment	$1,198	$921
Laboratory equipment and office furniture	5,691	4,867
Leasehold improvements	2,477	2,387

	9,366	8,175
Accumulated depreciation:
Computers, software and related equipment	690	428
Laboratory equipment and office furniture	2,399	1,600
Leasehold improvements	312	119

	3,401	2,147

Depreciated cost	$5,965	$6,028

During 2016 and 2015 total cost of $ 230 and $ 8,472, respectively and total accumulated depreciation of $ 230 and $ 8,435, respectively related to Previous Site obsolete property and equipment and certain nonfunctional Lab equipment under Compugen Inc., were disposed from the consolidated balance sheets.

For the years ended December 31, 2016, 2015 and 2014, depreciation expenses were approximately $ 1,484, $ 1,106 and $ 658, respectively.